SUBSEQUENT EVENTS (Details Narrative)		1 Months Ended								12 Months Ended
	Sep. 04, 2018 USD ($) $ / shares shares	Oct. 17, 2018 USD ($)	Sep. 30, 2018	Sep. 22, 2018 USD ($)	Jul. 16, 2018	Apr. 19, 2018 CAD ($)	Apr. 18, 2018 EUR (€)	Mar. 16, 2018 USD ($)	Feb. 20, 2018 USD ($) Integer shares	Dec. 31, 2017 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Mar. 14, 2018 USD ($)	Nov. 15, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares
Line of credit facility, borrowed amount										$ 3,110,714	$ 3,078,442
Outstanding principal balance											2,109,281
Accrued interest											269,930
Convertible notes payable, principal amount											$ 1,311,286
Common stock, par value | $ / shares										$ 0.001	$ 0.001			$ 0.001
Securities Purchase Agreement [Member] | Warrant [Member]
Common stock shares issuable upon conversion of debt/convertible securities | shares									536,000				536,000
Common stock, par value | $ / shares													$ 5.00
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Common stock shares issuable upon conversion of debt/convertible securities | shares	357,334
Common stock, par value | $ / shares	$ 7.50
Subsequent Event [Member] | Chief Executive Officer [Member]
Due to related party								$ 246,010				$ 371,383
Subsequent Event [Member] | Abbydale Management Limited [Member]
Description of share exchange agreement			The Company sold one hundred (100%) percent of the issued share capital of its subsidiary, Amplerissimo Ltd., a limited liability company organized under the laws of Cypress, to the purchaser for a purchase price of €5,000. Amplerissimo had previously transferred one hundred (100%) percent of the capital stock of Sky Pharm SA to the Company.
Subsequent Event [Member] | Loan Facility [Member]
Line of credit facility, interest rate										10.00%
Outstanding principal balance										$ 3,117,287
Accrued interest										$ 136,800
Line of credit facility, interest rate description										The interest rate was restated as of January 1, 2018 to four (4%) percent plus quarterly Libor Payments, plus two (2%) percent default interest on unpaid amounts in addition to the interest rate. The Loan Facility permits prepayment and is due upon the earlier of (i) 75 days following demand of the Lender; or (ii) December 31, 2021, as amended. The Loan Facility is secured by a personal guaranty of Grigorios Siokas which is secured by a pledge of 1,000,000 shares of common stock of the Company owned by Mr. Siokas.
Subsequent Event [Member] | SkyPharm [Member]
Line of credit facility, maturity date		Aug. 31, 2021
Outstanding principal balance		$ 4,000,000
Repayment of principal amount		$ 150,000
Subsequent Event [Member] | SkyPharm S.A [Member]
Payment of financing services | €							€ 104,000
Subsequent Event [Member] | Marathon Global Inc [Member]
Description of share exchange agreement					The Company had transferred one-half of its interest in Marathon to KBB in exchange for five million shares of KBB. Pursuant to the terms of the new SEA, the Company transferred its remaining one-half interest (2.5 million shares) in Marathon to KBB. The Company received an additional five million shares of KBB. Completion of the New SEA by the Company was subject to satisfaction of various conditions precedent all of which have been satisfied. The ten million shares of KBB owned by the Company constitute approximately 7% of the 141,219,108 shares of capital stock of KBB issued and outstanding. The Company does not have the ability to exercise significant influence over KBB.
Subsequent Event [Member] | Distribution and Equity Agreement [Member] | Marathon Global Inc [Member]
Description for the term of agreement						The Agreement is to remain in effect indefinitely unless Marathon fails to provide Market Competitive (as defined) product pricing and Marathon has not become profitable within five (5) years of this Agreement
Description for the consideration receivable under agreement						Following a thirty (30) day due diligence period, and subject to satisfactory due diligence of the Company, Marathon shall: (a) grant the Company a 33 1/3% equity interest in Marathon as partial consideration for the Company’s distribution services; and (b) make a cash payment of CAD $2,000,000 to the Company, subject to repayment by the Company in Common Shares of the Company if it fails to meet certain performance milestones
Amount receivable upon satisfactory due diligence						$ 2,000,000
Description for the additional consideration receivable under agreement						The Company is entitled to receive an additional CAD $2,750,000 upon the Company’s receipt of gross sales of CAD $6,500,000 and an additional CAD $2,750,000 upon receipt of gross sales of CAD $13,000,000. The Company was also given the right to nominate one director to the Marathon Board of Directors
Subsequent Event [Member] | Distribution and Equity Agreement [Member] | Marathon Global Inc [Member] | Target 2 [Member]
Additional consideration receivable upon meeting of target						$ 2,750,000
Gross sales target for consideration receivable						13,000,000
Initial payment for consideration receivable						2,000,000
Subsequent Event [Member] | Distribution and Equity Agreement [Member] | Marathon Global Inc [Member] | Target 1 [Member]
Additional consideration receivable upon meeting of target						2,750,000
Gross sales target for consideration receivable						$ 6,500,000
Subsequent Event [Member] | Third Party Loan Agreement [Member]
Line of credit facility, borrowed amount								$ 1,845,072
Line of credit facility, interest rate								4.70%
Line of credit facility, maturity date								Mar. 16, 2019
Senior Convertible Notes [Member] | Securities Purchase Agreement [Member]
Common stock shares issuable upon conversion of debt/convertible securities | shares													670,000
Common stock, par value | $ / shares													$ 0.001
Senior Convertible Notes [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Common stock shares issuable upon conversion of debt/convertible securities | shares	372,223
Common stock, par value | $ / shares	$ 6.00
Purchase price of notes	$ 2,000,000
Net proceeds	1,845,000
Senior Convertible Notes [Member] | Subsequent Event [Member] | Second Amendment and Exchange of Agreements 1 [Member]
Purchased of aggregate principal amount				$ 3,350,000
Amendment exchange agreements description				Under the Second Amendment the maturity date was extended from January 16, 2019 to February 1, 2019.
New senior convertible note [Member] | Subsequent Event [Member] | Amendment and Exchange of Agreements [Member]
Number of agreements | Integer									2
Maturity date, description									The New Note shall not be convertible into shares of the Company’s common stock (the “Common Stock”) until April 20, 2018
Description for the payment of installments									All future cash installment payments under such New Note will be made at a redemption price equal to 112% of the applicable installment amount
Description for the obligation to deliver predelivery shares									The Company’s existing obligation to initially deliver predelivery shares of its common stock to the holder of such New Note is deferred until April 20, 2018
Description for the redemption of the note									At any time on or before June 20, 2018, the Company has the right, at its option, to redeem all, or any part, of the amounts then outstanding under such New Note in cash at redemption price equal to 125% of such amounts then outstanding under such New Note
Senior debt									$ 3,350,000
New senior convertible note [Member] | Subsequent Event [Member] | Amendment and Exchange of Agreements 1 [Member]
Senior debt									2,791,668
New senior convertible note [Member] | Subsequent Event [Member] | Amendment and Exchange of Agreements 2 [Member]
Senior debt									$ 558,332
Senior Convertible Note 1 [Member] | Institutional investors [Member] | Securities Purchase Agreement [Member]
Convertible notes payable, principal amount													$ 3,000,000
Senior Convertible Note 1 [Member] | Subsequent Event [Member] | Institutional investors [Member] | Securities Purchase Agreement [Member]
Convertible notes payable, principal amount	2,233,333
Senior Convertible Note 2 [Member] | Institutional investors [Member] | Securities Purchase Agreement [Member]
Convertible notes payable, principal amount													$ 3,350,000
Senior Convertible Note 2 [Member] | Subsequent Event [Member] | Institutional investors [Member] | Securities Purchase Agreement [Member]
Convertible notes payable, principal amount	$ 3,350,000